Acquisition - Narrative (Details) - RF Power $ in Millions	Mar. 06, 2018 USD ($)
Business Acquisition [Line Items]
Base purchase price	$ 429.2
Cash consideration	427.0
Additional consideration to purchase property and equipment	$ 2.2
Weighted-average useful life of acquired intangible assets	13 years 9 months 18 days
Goodwill acquired subject to tax	$ 245.0
Goodwill amortization period	15 years
Transaction costs	$ 3.8